INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current liabilities
Borrowings	$ 119,728,126	$ 136,747,198
Corporate bonds	25,265,276	42,035,925
Non-current
Borrowings	38,198,026	42,104,882
Corporate bonds	25,926,536	25,071,823
Amortized cost
Current liabilities
Corporate bonds	25,265,276	42,035,925
Non-current
Corporate bonds	25,926,536	25,071,823
Fair value
Current liabilities
Corporate bonds	22,529,823	41,492,963
Non-current
Corporate bonds	18,732,545	23,845,583
Bank borrowings
Current liabilities
Borrowings	93,752,214	91,816,134
Non-current
Borrowings	12,271,490	15,316,612
Bank borrowings | Amortized cost
Current liabilities
Borrowings	93,752,214	91,816,134
Non-current
Borrowings	12,271,490	15,316,612
Bank borrowings | Fair value
Current liabilities
Borrowings	83,183,234	89,874,010
Non-current
Borrowings	$ 9,402,501	$ 14,850,783